LAW OFFICES
                           DRINKER BIDDLE & REATH LLP
                              1345 CHESTNUT STREET
                             PHILADELPHIA, PA 19107
                            TELEPHONE: (215) 988-2700
                               FAX: (215) 988-2757

                                  June 10, 1999

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

          Re: The Community Reinvestment Act Qualified Investment Fund File Nos. 333-71703 and 811-09221
               --------------------------------------------------------

Ladies and Gentlemen:

     On behalf of The Community Reinvestment Act Qualified Investment Fund (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that (i) the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the prospectus and statement of additional information contained in the Trust's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A (the "Amendment"), which was filed on June 8, 1999, and (ii) the text of the Amendment has been filed electronically.

     Questions and comments concerning this letter can be directed to the undersigned at (215) 988-2699.

                                             Sincerely,

                                             /s/ Edward T. Searle

                                             Edward T. Searle